Income Taxes - Reconciliation of U.S. Federal Statutory Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. statutory rate%	(21.00%)	(35.00%)	(35.00%)
Change in valuation allowance	10.50%	(116.90%)	(5.40%)
State income taxes, net of federal benefit	(27.90%)	(5.20%)	(1.20%)
Share-based compensation	(8.80%)	8.30%	2.60%
International tax rate differential	11.50%	(6.70%)	(6.40%)
Foreign dividend income	17.80%	48.10%	1.00%
Foreign capital gain income	6.30%
Unremitted foreign earnings	3.60%	(35.60%)	22.00%
Global intangible low-taxed income	20.40%
Base erosion tax	12.50%
Reserve for tax contingencies	0.30%		(0.20%)
Expiration of un-utilized tax credits		1.50%
Unrealized gain on investments			30.70%
Change in tax rate	(5.20%)	52.40%
Other	5.30%	(2.60%)	(1.50%)
Income tax provision%	25.30%	(91.70%)	6.60%